UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Small Cap Value Fund

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 15.2%
Auto Components 1.1%
ArvinMeritor, Inc.	127,400	2,630,810
Tenneco, Inc.*	30,400	910,480

		3,541,290
Distributors 0.5%
Building Materials Holding Corp. (a)	103,900	1,508,628
Core-Mark Holding Co., Inc.*	4,400	155,144

		1,663,772
Diversified Consumer Services 0.4%
Coinstar, Inc.*	22,100	687,089

Regis Corp.	15,500	592,565

		1,279,654
Hotels Restaurants & Leisure 3.2%
Bob Evans Farms, Inc.	4,900	179,830
CBRL Group, Inc.	16,500	735,570
CEC Entertainment, Inc.*	14,600	608,382
Jack in the Box, Inc.* (a)	56,500	3,764,030
Landry's Restaurants, Inc.	11,900	353,430
Luby's, Inc.*	53,800	538,538
Papa John's International, Inc.*	134,800	4,139,708

		10,319,488
Household Durables 0.1%
Tupperware Brands Corp.	11,600	326,192
Leisure Equipment & Products 0.3%
Oakley, Inc.	43,400	1,047,242
Media 2.8%
Arbitron, Inc.	10,700	527,296
Catalina Marketing Corp.	33,500	1,061,950
Harris Interactive, Inc.*	58,700	353,374
Interactive Data Corp.	5,700	163,191
Marvel Entertainment, Inc.* (a)	99,600	2,941,188
Scholastic Corp.*	128,300	3,960,621

		9,007,620
Multiline Retail 0.0%
The Bon-Ton Stores, Inc.	2,700	134,109
Specialty Retail 4.2%
Asbury Automotive Group, Inc.	53,400	1,536,318
Brown Shoe Co., Inc.	124,800	3,367,104
Charming Shoppes, Inc.*	32,100	401,250
Group 1 Automotive, Inc.	84,100	3,448,100
Payless ShoeSource, Inc.*	124,300	3,965,170
Rent-A-Center, Inc.*	15,800	439,872
Sonic Automotive, Inc. "A"	4,700	134,373
Talbots, Inc. (a)	12,800	300,800

		13,592,987
Textiles, Apparel & Luxury Goods 2.6%
Fossil, Inc.*	3,500	98,595
K-Swiss, Inc. "A"	12,000	346,560
Kellwood Co.	129,800	3,657,764
Perry Ellis International, Inc.*	22,250	738,700
The Warnaco Group, Inc.*	5,500	155,540
UniFirst Corp.	14,700	618,576
Wolverine World Wide, Inc.	91,850	2,625,073

		8,240,808
Consumer Staples 5.2%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	101,900	2,562,785
Nash Finch Co.	9,700	378,009
Ruddick Corp.	14,100	423,423
Spartan Stores, Inc.	71,400	1,839,264

		5,203,481
Food Products 3.1%
Flowers Foods, Inc.	146,725	4,576,353

Imperial Sugar Co. (a)	47,100	1,401,696
Ralcorp Holdings, Inc.*	3,900	256,659
Seaboard Corp.	1,500	3,739,500

		9,974,208
Personal Products 0.5%
Elizabeth Arden, Inc.*	69,500	1,564,445
Nu Skin Enterprises, Inc. "A"	12,400	214,892

		1,779,337
Energy 5.3%
Energy Equipment & Services 0.6%
GulfMark Offshore, Inc.*	14,300	684,970
Hornbeck Offshore Services, Inc.*	25,700	812,891
Trico Marine Services, Inc.* (a)	15,300	592,263

		2,090,124
Oil, Gas & Consumable Fuels 4.7%
Comstock Resources, Inc.*	85,900	2,435,265
Edge Petroleum Corp.* (a)	100,000	1,373,000
Harvest Natural Resources, Inc.*	51,700	519,585
Penn Virginia Corp.	34,700	2,777,735
Swift Energy Co.*	91,400	3,715,410
USEC, Inc.*	42,000	847,140
Whiting Petroleum Corp.*	77,400	3,407,148

		15,075,283
Financials 30.0%
Capital Markets 1.1%
Apollo Investment Corp.	122,339	2,687,788
Ares Capital Corp.	9,301	167,046
Capital Southwest Corp.	700	108,360
MCG Capital Corp.	41,000	722,420

		3,685,614
Commercial Banks 5.4%
BancFirst Corp.	7,100	303,951
Citizens Banking Corp.	5,600	112,056
First Community Bancorp.	2,400	131,664
First Midwest Bancorp., Inc.	16,600	596,604
FirstMerit Corp.	71,200	1,486,656
Greater Bay Bancorp.	42,900	1,106,391
Hancock Holding Co.	62,700	2,452,824
IBERIABANK Corp.	5,950	312,316
Pacific Capital Bancorp.	116,466	3,136,429
Provident Bankshares Corp.	25,000	801,000
Sandy Spring Bancorp., Inc.	13,650	440,349
Sterling Financial Corp.	98,700	2,909,676
Susquehanna Bancshares, Inc.	25,800	574,824
Trustmark Corp.	6,200	164,982
UMB Financial Corp.	34,770	1,360,202
Umpqua Holdings Corp.	10,600	264,364
United Bankshares, Inc.	34,900	1,169,150
W Holding Co., Inc.	37,700	182,468

		17,505,906
Consumer Finance 1.0%
Cash America International, Inc.	72,200	3,116,152

Insurance 4.0%
Argonaut Group, Inc.*	23,500	789,835
Commerce Group, Inc.	20,600	671,766
LandAmerica Financial Group, Inc. (a)	19,200	1,542,720
Navigators Group, Inc.*	24,600	1,256,814
Odyssey Re Holdings Corp. (a)	113,200	4,743,080
ProAssurance Corp.*	7,400	398,416
Safety Insurance Group, Inc.	29,200	1,169,752
Seabright Insurance Holdings*	18,500	343,545
Selective Insurance Group, Inc.	41,000	1,069,280
Stewart Information Services Corp.	15,200	611,344
Zenith National Insurance Corp.	7,650	353,812

		12,950,364
Real Estate Investment Trusts 11.5%
Alexandria Real Estate Equities, Inc. (REIT)	17,100	1,810,035
American Financial Realty Trust (REIT)	53,600	568,160
American Home Mortgage Investment Corp. (REIT) (a)	29,800	738,444
Anthracite Capital, Inc. (REIT)	76,900	892,040
Ashford Hospitality Trust (REIT)	72,200	866,400
BioMed Realty Trust, Inc. (REIT)	51,100	1,467,081
Crescent Real Estate Equities Co. (REIT)	69,800	1,431,598
Education Realty Trust, Inc. (REIT)	53,100	756,144
Entertainment Properties Trust (REIT)	23,300	1,407,786
Equity One, Inc. (REIT)	47,500	1,326,675
FelCor Lodging Trust, Inc. (REIT)	47,100	1,202,463
First Industrial Realty Trust, Inc. (REIT) (a)	33,700	1,475,723
Healthcare Realty Trust, Inc. (REIT)	37,400	1,273,844
Highwoods Properties, Inc. (REIT)	41,400	1,688,292
Inland Real Estate Corp. (REIT)	27,400	498,406
LaSalle Hotel Properties (REIT)	32,800	1,522,904
Lexington Realty Trust (REIT)	56,000	1,169,840
Maguire Properties, Inc. (REIT)	21,100	760,233
Mid-America Apartment Communities, Inc. (REIT)	18,100	976,495
National Retail Properties, Inc. (REIT)	54,900	1,314,855
Nationwide Health Properties, Inc. (REIT)	66,100	2,119,166
Newcastle Investment Corp. (REIT)	18,600	543,306
Pennsylvania Real Estate Investment Trust (REIT)	34,300	1,593,578
Potlatch Corp. (REIT)	32,100	1,392,819
RAIT Investment Trust (REIT)	36,800	1,035,920
Realty Income Corp. (REIT)	62,400	1,740,960
Redwood Trust, Inc. (REIT)	19,200	964,032
Senior Housing Properties Trust (REIT)	26,600	607,278
Sovran Self Storage, Inc. (REIT)	20,900	1,154,934
Strategic Hotels & Resorts, Inc. (REIT)	63,300	1,370,445
Sunstone Hotel Investors, Inc. (REIT)	35,000	998,200
U-Store-It Trust (REIT)	20,800	382,928

		37,050,984
Thrifts & Mortgage Finance 7.0%
BankAtlantic Bancorp., Inc. "A"	49,200	474,288
BankUnited Financial Corp. "A" (a)	220,000	4,763,000
Berkshire Hills Bancorp., Inc.	5,500	177,320
Corus Bankshares, Inc. (a)	255,900	4,301,679
Downey Financial Corp. (a)	35,600	2,383,420
FirstFed Financial Corp.* (a)	84,300	5,182,764

ITLA Capital Corp.	4,600	234,186
MAF Bancorp., Inc.	57,000	2,288,550
Ocwen Financial Corp.*	16,700	238,142
PFF Bancorp., Inc.	44,250	1,245,195
TierOne Corp.	14,500	352,205
Triad Guaranty, Inc.*	16,400	725,044
WSFS Financial Corp.	6,800	438,668

		22,804,461
Health Care 5.1%
Health Care Equipment & Supplies 0.0%
CONMED Corp.*	4,100	124,312
Health Care Providers & Services 2.8%
Apria Healthcare Group, Inc.*	139,800	4,437,252
Magellan Health Services, Inc.*	109,000	4,676,100

		9,113,352
Life Sciences Tools & Services 0.8%
Pharmanet Development Group, Inc.*	89,300	2,436,997
Pharmaceuticals 1.5%
Alpharma, Inc. "A"	4,300	104,490
Perrigo Co.	150,400	2,857,600
ViroPharma, Inc.*	126,700	1,910,636

		4,872,726
Industrials 11.4%
Aerospace & Defense 0.9%
Orbital Sciences Corp.*	133,000	2,775,710
Airlines 1.3%
Alaska Air Group, Inc.*	94,200	2,788,320
ExpressJet Holdings, Inc.* (a)	172,300	1,028,631
Republic Airways Holdings, Inc.*	17,000	361,420

		4,178,371
Commercial Services & Supplies 2.2%
Deluxe Corp.	103,900	3,932,615
Kelly Services, Inc. "A"	3,900	111,930
Viad Corp.	2,800	114,352
Volt Information Sciences, Inc.* (a)	45,650	1,166,814
Watson Wyatt Worldwide, Inc. "A"	38,500	1,814,505

		7,140,216
Construction & Engineering 2.7%
EMCOR Group, Inc.*	70,800	4,438,452
Granite Construction, Inc.	73,400	4,421,616

		8,860,068
Electrical Equipment 0.9%
A.O. Smith Corp.	58,100	2,213,610
Belden CDT, Inc.	9,800	547,624

		2,761,234
Industrial Conglomerates 0.7%
Tredegar Corp.	91,500	2,138,355
Machinery 1.2%
Freightcar America, Inc. (a)	77,700	3,866,352
Road & Rail 1.5%
Dollar Thrifty Automotive Group, Inc.*	85,500	4,008,240

Marten Transport Ltd.*	53,900	972,895

		4,981,135
Trading Companies & Distributors 0.0%
Electro Rent Corp.*	9,700	125,906
Information Technology 9.2%
Communications Equipment 0.2%
Dycom Industries, Inc.*	26,800	694,388
Computers & Peripherals 0.8%
Imation Corp.	11,600	428,156
Komag, Inc.*	75,600	2,079,756

		2,507,912
Electronic Equipment & Instruments 1.5%
Agilysys, Inc.	68,100	1,432,143
Insight Enterprises, Inc.*	5,100	101,082
KEMET Corp.*	208,000	1,763,840
Littelfuse, Inc.*	32,600	1,307,586
Newport Corp.*	6,600	103,554
Park Electrochemical Corp.	3,500	96,425
RadiSys Corp.*	17,000	257,720

		5,062,350
Internet Software & Services 1.1%
EarthLink, Inc.*	137,700	1,054,782
InfoSpace, Inc.*	35,600	913,496
RealNetworks, Inc.*	64,000	483,200
United Online, Inc.	77,500	1,118,325

		3,569,803
IT Services 1.1%
CACI International, Inc. "A"*	5,500	251,515
CSG Systems International, Inc.*	120,700	3,232,346

		3,483,861
Semiconductors & Semiconductor Equipment 2.0%
Actel Corp.*	12,600	184,464
Brooks Automation, Inc.*	73,700	1,287,539
Photronics, Inc.*	182,100	2,740,605
RF Micro Devices, Inc.*	362,200	2,263,750

		6,476,358
Software 2.5%
Aspen Technology, Inc.*	107,700	1,462,566
Manhattan Associates, Inc.*	55,800	1,613,736
Mentor Graphics Corp.*	102,400	1,656,832
Progress Software Corp.*	7,200	216,936
Sybase, Inc.*	74,600	1,804,574
THQ, Inc.*	38,100	1,271,397

		8,026,041
Materials 7.8%
Chemicals 2.0%
CF Industries Holdings, Inc.	48,300	1,917,027
Ferro Corp.	7,800	162,318
Georgia Gulf Corp. (a)	177,700	2,837,869
H.B. Fuller Co.	5,700	145,749
Spartech Corp.	14,500	406,870

Terra Industries, Inc.*	54,300	957,852

		6,427,685
Containers & Packaging 1.5%
Silgan Holdings, Inc.	82,300	4,722,374
Metals & Mining 4.2%
Century Aluminum Co.* (a)	58,600	2,772,366
Chaparral Steel Co.	74,500	5,252,250
Cleveland-Cliffs, Inc. (a)	56,400	3,907,956
Metal Management, Inc.	20,300	975,821
Quanex Corp.	13,225	569,072

		13,477,465
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	34,800	440,916
Telecommunication Services 3.9%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	233,300	3,709,470
CT Communications, Inc.	122,700	2,995,107
General Communication, Inc. "A"*	135,500	1,928,165
Golden Telecom, Inc.	68,000	3,985,480

		12,618,222
Utilities 4.7%
Electric Utilities 0.8%
ALLETE, Inc. (a)	41,700	2,018,697
IDACORP, Inc.	20,000	689,000

		2,707,697
Gas Utilities 2.1%
New Jersey Resources Corp.	27,450	1,474,065
Northwest Natural Gas Co.	55,600	2,825,036
Southwest Gas Corp.	60,800	2,303,712

		6,602,813
Multi-Utilities 1.8%
Avista Corp.	131,800	3,109,162
Black Hills Corp.	34,500	1,373,445
PNM Resources, Inc.	41,700	1,357,335

		5,839,942

Total Common Stocks (Cost $269,322,257)		316,421,637
	Principal Amount ($)	Value ($)

Government and Agency Obligations 0.2%
US Treasury Obligations
US Treasury Bill 4.845%**, 7/19/2007 (b) (Cost $661,794)	670,000	663,016
	Shares	Value ($)

Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 5.33% (c) (d) (Cost $44,543,200)	44,543,200	44,543,200
Cash Equivalents 2.4%
Cash Management QP Trust, 5.31% (c) (Cost $7,930,420)	7,930,420	7,930,420

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 322,457,671)				114.2	369,558,273
Other Assets and Liabilities, Net				(14.2)	(45,941,301)

Net Assets				100.0	323,616,972

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $43,449,658 which is 13.4% of net assets.
(b)				At April 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At April 30, 2007, open future contracts purchased were as follows:
Future	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell 2000 Index	6/14/2007	20	7,912,678	8,189,000	276,322

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007